UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                811-08824
                                The Integrity Fund of Funds
                                (Exact name of registrant as specified in charter)

Address of Registrant:                                1 Main Street North
                                Minot, ND 58703

Name and address of agent for service:                                Brenda Sem
                                1 Main Street North
                                Minot, ND 58703

Registrant's telephone number, including area code: (701) 852-5292

Date of fiscal year end: December 31, 2005

Date of reporting period: June 30, 2005

Item 1.    Reports to Stockholders.

Dear Shareholder:

Enclosed is the semi-annual report of the operations of the Integrity Fund of Funds, Inc., ("the Fund") for the six months ended June 30, 2005. The Fund's portfolio and related financial statements are presented within for your review.

Powerful crosscurrents are keeping the U.S. equity market trapped in a trading range. Persistent high oil prices and Federal Reserve tightening are negatives, while low bond yields and lingering excess liquidity are positives. It is possible to make an optimistic case for equities, oil is vulnerable to a sharp drop and there is a good chance the Federal Reserve will pause in its rate hikes. The scene could then be set for U.S. equity prices to break out to the upside, as some overseas markets have already done.

The Fund's total return year to date for the period was -1.00%. This compares to the Dow Jones Industrial Average of -4.71%, NASDAQ -5.45%, and the Standard & Poors 500 Index -1.70%.

The Fund continues to search and hold proven funds whose long-term performance of capital appreciation and growth of income are consistent with the Fund's objectives.

The current portfolio is represented as follows: Growth 41%, Growth and Income 22%, World Stock 17%, Equity Income 11%, Precious Metals 6% and Natural Resources 3%.

If you would like more frequent updates, Visit our website at http://www.integrityfunds.com/ for daily prices along with pertinent fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Performance does not include applicable contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at http://www.integrityfunds.com. This information is also available from the EDGAR database on the Securities and Exchange Commission's ("SEC's") Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR. The annual and semiannual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and the information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also access this information from Integrity's website at http://www.integrityfunds.com.

Terms & Definitions June 30, 2005 (Unaudited)

Appreciation
Increase in the value of an asset.

Average Annual Total Return
A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index
A commonly used measure of inflation; it does not represent an investment return.

Contingent Deferred Sales Charge (CDSC)
A charge applied at the time of the redemption, assuming redemption at the end of the period.

Depreciation
Decrease in the value of an asset.

Growth Fund
A type of diversified common stock fund that has capital appreciation as its primary goal. It invests in companies that reinvest most of their earnings for expansion, research, or development.

Growth & Income Fund
Fund that invests in common stocks for both current income and long-term growth of capital and income.

Load
A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value
Actual price at which a fund trades in the market place.

Net Asset Value (NAV)
The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

No-Load
A mutual fund whose shares are sold without a sales charge added to the net asset value.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period

June 30, 2005 (Unaudited)

PERFORMANCE AND COMPOSITION

Portfolio Load Types

Load	52.7%
No-Load	47.3%

The Load Structure reflects the type of sales load typically charged by each fund in the portfolio.
As of 6/30/05, the Fund has not paid a sales load to any fund.

These percentages are subject to change.

Portfolio Investment Style

G - Growth	40.8%
G&I - Growth & Income	22.2%
WS - World Stock	17.4%
EI - Equity Income	10.7%
PM - Precious Metals	5.6%
NR - Natural Resources	3.3%

The Portfolio Investment Style reflects the investment methodology and the size of the company in which each fund in the portfolio invests.

These percentages are subject to change.

June 30, 2005 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 3, 2005 to June 30, 2005.

The example illustrates your fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/3/05	Ending Account Value 6/30/05	Expenses Paid During Period*
Actual
Class B	$1,000.00	$990.00	$8.21
Hypothetical (5% return before expenses)
Class B	$1,000.00	$1,025.00	$8.35

* Expenses are equal to the annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund's ending account value on the first line in the table is based on its actual total return of -1.00% for the six-month period of January 3, 2005 to June 30, 2005.

June 30, 2005 (Unaudited)

Average Annual Total Returns

	For periods ending June 30, 2005
				Since Inception
Integrity Fund of Funds	1 year	5 year	10 year	(January 3, 1995)
Without CDSC	6.80%	(5.38%)	4.12%	5.25%
With CDSC (1.50% Max)	5.30%	(5.38%)	4.12%	5.25%

				Since Inception
S&P 500 Index	1 year	5 year	10 year	(January 3, 1995)
	6.32%	(2.37%)	9.93%	11.39%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

June 30, 2005 (Unaudited)

COMPARATIVE INDEX GRAPH (insert here)

Comparison of change in value of a $10,000 investment in Integrity Fund of Funds and the S&P 500 Index

	Integrity Fund of Funds w/o CDSC	S&P 500 Index
1/3/1995	$10,000	$10,000
1995	12,520	13,411
1996	14,252	16,129
1997	16,340	21,130
1998	18,328	26,765
1999	21,807	31,991
2000	19,855	28,747
2001	15,578	24,998
2002	12,279	19,164
2003	15,799	24,219
2004	17,282	31,268
6/30/2005	17,108	31,015

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of the maximum contingent deferred sales charge (CDSC). Had CDSC been included, performance would have been lower.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

June 30, 2005 (Unaudited)

MANAGEMENT OF THE FUND

The Board of the Fund consists of five Directors. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the eight series of The Integrity Funds. Three Directors (60% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the "independent" Directors. Two of the remaining three Directors and/or Officers are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Directors of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Director, and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT DIRECTORS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 27th Street NW Minot, ND 58703 84	Director	Since August 1994	Retired; Attorney; Director, Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Integrity Managed Portfolios and The Integrity Funds (since September 2003); and Director, First Western Bank & Trust (until May 2002).	17	None
Orlin W. Backes 15 2nd Ave., SW - Ste. 305 Minot, ND 58701 70	Director	Since April 1995	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Integrity Managed Portfolios and The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	17	Director, First Western Bank & Trust
R. James Maxson Town & Country Ctr. 1015 S. Bdwy, Ste 15 Minot, ND 58701 57	Director	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director, South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003),ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; and Trustee, Integrity Managed Portfolios and The Integrity Funds (since May 2003).	17	None

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the eight series of The Integrity Funds.

Directors and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund's Directors and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

The Interested Directors and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Director and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 North Main Minot, ND 58703 60	Director, Chairman and President	Since Inception

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), and Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Chairman and President (since January 1996), and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President, CEO, and Treasurer, Integrity Funds Distributor, Inc., (January 1996 to August 2003); Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001- October 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, Capital Financial Services, Inc. (since January 2002).

				17	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 North Main Minot, ND 58703 71	Director, Vice President and Secretary	Since Inception

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Integrity Funds Distributor, Inc., Vice President and Secretary, Integrity Managed Portfolios and The Integrity Funds (since May 2003); and Director, ARM Securities Corporation ( May 2000 to June 2003).

				3	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 34	Treasurer	Since May 2004	Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since May 2004), Integrity Managed Portfolios and The Integrity Funds.	NA	Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the eight series of The Integrity Funds.

** Directors who are "interested persons" of the Fund as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds' Investment Adviser and Principal Underwriter.

Directors and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund's Directors and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

 Schedule of Investments June 30, 2005 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value
MUTUAL FUNDS (97.8%)

Dodge & Cox Stock Fund Class N	5,466	$707,803
Fidelity Dividend Growth Fund Class N	13,615	379,723
Franklin Gold & Precious Metals Class A	18,824	339,775
American Growth Fund of America Class A	29,212	813,254
*Legg Mason Value Trust Class N	3,623	230,098
MFS Value Fund Class A	15,100	351,080
Mairs and Power Growth Fund Class N	5,132	355,949
T. Rowe Price Equity Income Fund Class N	11,533	301,016
T. Rowe Price New Era Fund Class N	5,398	200,357
Templeton World Fund Class A	29,231	524,703
Templeton Growth Fund Class A	23,496	537,594
Thompson Plumb Growth Fund Class N	8,515	380,555
Vanguard Capital Opportunity Fund Class N	10,663	323,718
Washington Mutual Investors Class A	21,039	641,053

TOTAL MUTUAL FUNDS (COST: $5,322,475)		$6,086,678

SHORT-TERM SECURITIES (2.0%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $126,974)	126,974	$126,974

TOTAL INVESTMENTS IN SECURITIES (COST: $5,449,449)		$6,213,652

OTHER ASSETS LESS LIABILITIES		6,900

NET ASSETS		$6,220,552

*Indicates mutual fund is non-income producing.

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2005 (Unaudited)

Statement of Assets and Liabilities June 30, 2005

ASSETS
Investments in securities, at value (cost: $5,449,449)	$6,213,652
Cash	400
Accrued interest receivable	316
Accrued dividends receivable	6,225
Receivable from manager	1,143
Prepaid expenses	6,628

Total Assets	$6,228,364

LIABILITIES
Accrued expenses	$7,812

Total Liabilities	$7,812

NET ASSETS	$6,220,552

Net assets are represented by:
Capital stock outstanding, at par	$57
Additional paid-in capital	10,233,288
Accumulated undistributed net realized gain (loss) on investments	(4,744,052)
Accumulated undistributed net investment income	(32,944)
Unrealized appreciation on investments	764,203
Total amount representing net assets applicable to
573,593 outstanding shares of $.0001 par value
common stock (1,000,000,000 shares authorized)	$6,220,552

Net asset value per share	$10.84

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the six months ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$1,587
Dividends	17,716
Total Investment Income	$19,303

EXPENSES
Investment advisory fees	$28,533
Service fees	7,926
Transfer agent fees	12,000
Accounting service fees	13,585
Transfer agent out-of-pockets	1,520
Professional fees	2,109
Directors fees	916
Reports to shareholders	1,890
Legal fees	4,225
Audit fees	4,048
License, fees, and registrations	5,403
Other	1,408
Total Expenses	$83,563
Less expenses waived or absorbed by the Fund's manager	(31,316)
Total Net Expenses	$52,247

NET INVESTMENT INCOME (LOSS)	$(32,944)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investment transactions	$10,158
Capital gain distributions	5,378
Net change in unrealized appreciation (depreciation) of investments	(51,643)
Net Realized and Unrealized Gain (Loss) on Investments	$(36,107)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(69,051)

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2005
Statement of Changes in Net Assets

For the six months ended June 30, 2005, and the year ended December 31, 2004

	For The Six Months EndedJune 30, 2005 (Unaudited)	For The Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(32,944)	$(25,639)
Net realized gain (loss) on investments	15,536	109,817
Net change in unrealized appreciation (depreciation) on investments	(51,643)	482,361
Net Increase (Decrease) in Net Assets Resulting From Operations	$(69,051)	$566,539

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.00 and $.00 per share, respectively)	$0	$0
Distributions from net realized gain on investments ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$0	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$400,433	$610,423
Proceeds from reinvested dividends	0	0
Cost of shares redeemed	(628,122)	(1,801,541)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(227,689)	$(1,191,118)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(296,740)	$(624,579)

NET ASSETS, BEGINNING OF PERIOD	6,517,292	7,141,871

NET ASSETS, END OF PERIOD	$6,220,552	$6,517,292
Undistributed Net Investment Income	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2005 (Unaudited)

Note 1. ORGANIZATION

Integrity Fund of Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on June 1, 1994 and commenced operations on January 1, 1995. The Fund's objective is long-term capital appreciation and growth of income. The Fund seeks to achieve this objective by investing primarily in a diversified group of other open-end investment companies which, in turn, invest principally in equity securities.

Shares of the Fund are offered for sale at net asset value without a sales charge. Shares may be subject to a contingent deferred sales charge if redeemed within five years of purchase.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Investments in mutual funds are valued at the net asset value per share (NAV) most recently determined and reported by the respective mutual fund. Such quotations are obtained from a pricing service. If the pricing service fails to receive the NAV from the underlying mutual fund, a daily news source from the internet will be used as the pricing source, along with a telephone call to the underlying mutual fund. If the NAV is unreportable by the underlying fund group on the current day, our pricing group will wait until the next business morning to obtain the price from the underlying fund group and then price and verify the NAV for the Fund.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Tax-exempt income	$0	$0
Ordinary income	0	0
Long-term capital gains	0	0
Total	$0	$0

During the year ended December 31, 2004, there were no distributions paid.

The Fund has available at December 31, 2004, a net capital loss carryforward totaling $4,759,588, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended December 31 as shown in the table below.

Year	Unexpired Capital Losses
2009	$2,536,675
2010	$1,709,000
2011	$513,913

For the year ended December 31, 2004, the Fund did not make any permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Distributions to shareholders - The Fund will distribute dividends from net investment income and any net realized capital gains at least annually. Dividends and distributions are reinvested in additional shares of the Fund at net asset value or paid in cash. Distributions are recorded on the ex-dividend date.

Investment transactions are accounted for on the trade date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for non-taxable dividends, and losses deferred due to wash sales.

Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Dividend income - Dividend income is recognized on the ex-dividend date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation), related to open futures contracts, is required to be treated as realized gain (loss) for Federal income tax purposes.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2005, there were 1,000,000,000 shares of $.0001 par value authorized; 573,593 and 595,004 shares were outstanding atJune 30, 2005, and December 31, 2004, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004
Shares sold	37,123	60,377
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(58,534)	(179,067)
Net increase (decrease)	(21,411)	(118,690)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc. ("Integrity Money Management" or "Adviser"), the Fund's investment adviser; Integrity Funds Distributor, Inc. ("Integrity Funds Distributor"), the Fund's underwriter; and Integrity Fund Services, Inc. ("Integrity Fund Services"), the Fund's transfer and accounting services agent; are subsidiaries of Integrity Mutual Funds, Inc. ("Integrity Mutual Funds"), the Fund's sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 0.90% of the Fund's average daily net assets. The Fund has recognized $284 of investment advisory fees after waiver for the six months ended June 30, 2005. The Fund has a payable to Integrity Money Management of $0 at June 30, 2005, for investment advisors fees. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

The investment adviser may voluntarily waive fees or reimburse expenses not required under the advisory contract from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund's actual total annual operating expenses was 1.60% for the fiscal year ended December 31, 2004.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor is the Fund's principal underwriter. The Fund pays Integrity Funds Distributor service fees computed at an annual rate of 0.25% of the Fund's average daily net assets. Integrity Funds Distributor, in turn, pays dealers service fees for personal service to shareholders and/or the maintenance of shareholder accounts. The Fund has recognized $7,926 of service fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Funds Distributor of $1,304 at June 30, 2005, for service fees. Certain officers and directors of the Fund are also officers and directors of the underwriter.

Integrity Fund Services provides shareholder services for a fee computed at an annual rate of 0.25% of the Fund's average daily net assets with a minimum of $2,000 per month, plus out-of-pocket expenses. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $12,000 of transfer agency fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $2,000 at June 30, 2005, for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $13,585 of accounting service fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $2,261 at June 30, 2005, for accounting service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $100,000 and $354,078, respectively, for the six months ended June 30, 2005.

Note 6. INVESTMENT IN SECURITIES

At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $5,449,449 and the net unrealized appreciation of investments based on the cost was $764,203, which is comprised of $770,965 aggregate gross unrealized appreciation and $6,762 aggregate gross unrealized depreciation.

Financial Highlights June 30, 2005

Selected per share data and ratios for the period indicated

	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002	For The Year Ended December 31, 2001	For The Year Ended December 29, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	$10.95	$10.01	$7.78	$9.87	$12.58	$15.80

Income from Investment Operations:
Net investment income (loss)	$(.06)	$(.04)	$(.07)	$(.10)	$(.12)	$.03
Net realized and unrealized gain (loss) on investments	(.05)	.98	2.30	(1.99)	(2.59)	(1.42)
Total Income (Loss) From Investment Operations	$(.11)	$.94	$2.23	$(2.09)	$(2.71)	$(1.39)

Less Distributions:
From net investment income	$.00	$.00	$.00	$.00	$.00	$(.03)
Distributions from net realized gains	.00	.00	.00	.00	.00	(1.80)
Total Distributions	$.00	$.00	$.00	$.00	$.00	$(1.83)

NET ASSET VALUE, END OF PERIOD	$10.84	$10.95	$10.01	$7.78	$9.87	$12.58

Total Return	(2.01%)(A)(C)	9.39%(A)	28.66%(A)	(21.18)%(A)	(21.54)%(A)	(8.82)%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$6,221	$6,517	$7,142	$8,496	$14,418	$19,299
Ratio of net expenses (after expense assumption) to average net assets	1.65%(B)(C)	1.60%(B)	1.60%(B)	1.60%(B)	1.60%(B)	1.59%(B)
Ratio of net investment income to average net assets	(1.04%)(C)	(0.39)%	(0.69)%	(0.89)%	(1.13)%	0.17%
Portfolio turnover rate	1.61%	24.84%	0.00%	27.71%	51.46%	26.46%

(A) Excludes contingent deferred sales charge of 1.50%.

(B) During the periods indicated above, Integrity Mutual Funds assumed/waived expenses of $31,316, $57,412, $25,525, $21,883, $10,797, and $1,155, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.64%, 2.47%, 1.97%, 1.79%, 1.67%, and 1.60%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2)     Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3)     Audit Committee Financial Expert.

Item not applicable to semi-annual report.

Item 4)                  Principal Accountant Fees and Services.

Item not applicable to semi-annual report.

Item 5)     Audit Committee of Listed Registrants.

Not applicable

Item 6)                  Schedule of Investments.

The Schedule of Investments is included in Item 1 of Form N-CSR.

Item 7)                  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8)                  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9)                  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10)                  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors in the last fiscal half-year.

Item 11)                  Controls and Procedures.

(a)   Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12)                  Exhibits.

(a)(1)     The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

(a)(2)              Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto.

(a)(3)     Not Applicable.

(b)              Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Fund of Funds

BY:/s/ Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Integrity Fund of Funds

BY: /s/ Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: August 26, 2005

BY: /s/ Brent M. Wheeler
BRENT M. WHEELER
TREASURER

Date: August 26, 2005